Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Accrued Liabilities Current [Abstract]
Schedule of accrued expenses and other current liabilities

Accrued expenses and other current liabilities are comprised of (in thousands):

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Deposits from advertising agencies and customers	16,029	16,266	2,493
Accrued professional fees	7,869	5,246	804
Advertising and promotion expenses payables and accruals	70,914	18,247	2,796
General operating expenses payables and accruals	71,350	65,732	10,074
Deposits from potential house buyers	83,131	49,210	7,542
Forward contract in relation to disposal of investments in Particle (Note 10)	15,988	—	—
Others	8,841	17,675	2,708
Total	274,122	172,376	26,417